Income tax (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income tax
Income tax expense	€ 1,301	€ 26	€ 1,967	€ 27
Current and deferred tax	€ 898		€ 898
Percentage of taxable income			6.10%